Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013	Feb. 06, 2015	Sep. 26, 2014
Related Party Transaction [Line Items]
Face amount of notes	$ 0		$ 0		$ 1,200,000	$ 6,588,250
Convertible notes, conversion price	$ 0.75		$ 0.75		$ 0.75
Common stock warrants, exercise price	$ 0.50		$ 0.50
Convertible notes issued, principal amount			1,175,000	2,459,000	2,450,000	567,000
Proceeds from exercise of warrants			1,066,436	50,000	50,000	201,000
Payments on convertible notes payable				250,000	500,000
Issuance of common stock shares for notes payable			7,628,333		5,695,000
Common stock issued	59,259,116		59,259,116		55,753,311	30,908,292
Interest expense related amortization	254,485	402,467	1,298,825	3,449,868	3,807,320	1,703,616
Convertible Debt
Related Party Transaction [Line Items]
Proceeds from exercise of warrants			1,066,000
Alpha Venture Capital Partners, L.P.
Related Party Transaction [Line Items]
Face amount of notes	3,500,000		3,500,000				1,500,000	2,000,000
Convertible notes, interest payable rate							1.20%	5.00%
Convertible note maturity date			Sep. 26, 2016				May 05, 2015	Sep. 26, 2016
Convertible notes, conversion price	$ 1.00		$ 1.00				$ 1.00	$ 1.00
Percentage reduction to conversion price			10.00%				10.00%	10.00%
Sale price of common stock	$ 0.9444		$ 0.9444				$ 0.9444	$ 0.9444
Additional convertible promissory notes that may be issued	6,000,000		6,000,000				6,000,000	6,000,000
Warrants to purchase common shares, shares	325,000		325,000
Common stock warrants, exercise price	$ 0.50		$ 0.50				$ 0.50	$ 0.50
Alpha Venture Capital Partners, L.P. | Detachable common stock warrants with a two-year term
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares								250,000
Warrants, expiration date			Dec. 31, 2019
Alpha Venture Capital Partners, L.P. | Detachable common stock warrants, with terms of two or three years
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares							75,000
Warrants, expiration date			Feb. 28, 2020
Director | Convertible Debt
Related Party Transaction [Line Items]
Convertible notes issued, principal amount			1,000,000
Common stock warrants issued	1,333,333		1,333,333
Proceeds from exercise of warrants			733,333
Convertible notes term			3 years
Note Payable 15% Due 2014
Related Party Transaction [Line Items]
Convertible notes, interest payable rate					15.00%
Convertible note maturity date					Apr. 11, 2014
Payments on convertible notes payable					500,000
Issuance of common stock shares for notes payable					150,000
Interest payable, per share of common stock					$ 0.50
Interest Expenses					64,700	10,300
Common stock issued					150,000
Note Payable 5% Due 2015
Related Party Transaction [Line Items]
Convertible notes, interest payable rate						5.00%
Convertible note maturity date						Oct. 16, 2015
Convertible notes, conversion price						$ 0.75
Common stock warrants, exercise price						$ 2.00
Common stock warrants issued						1,333,333
Convertible notes issued, principal amount						1,000,000
Common stock warrants, expire date						Oct. 16, 2014
Convertible note, carrying value					540,000
Interest expense related amortization					$ 334,000	$ 207,000